ACQUISITION AFTER BALANCE SHEET DATE (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2013	Feb. 07, 2013	Mar. 31, 2014 Golar Igloo [Member]	Mar. 28, 2014 Golar Igloo [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Mar. 28, 2014
Business Acquisition, Percentage of Voting Interests Acquired	50.00%			100.00%
Business Combination, Consideration Transferred			$ 152,059 [1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				310,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		89,500		161,270
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets				3,329
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other				0	[2]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				(152,059)
Goodwill, Period Increase (Decrease)			$ 0

[1]	This includes the purchase consideration for the vessel less the fair value of the assumed bank debt plus fair value of the interest rate swap asset but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.
[2]	This information will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.